MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

September 30, 2022 (Unaudited)

Mutual Funds (96.6%)	Shares	Value

Vanguard Small Cap Value Index Adm Class	12,038	$ 741,295
Vanguard Small Cap Index Adm Class	7,366	603,226
Vanguard Tax-Managed Small Cap Adm Class	8,380	595,171
Oberweis Micro-Cap	19,562	561,234
MFS New Discovery Value Class R6	35,000	548,450
Paradigm Micro-Cap	13,432	510,810
Natixis Vaughan Nelson Small Cap Value Class Y	30,932	478,209
Congress Small Cap Growth Class I	13,775	431,144
Fidelity Small Cap Discovery	19,487	415,258
Principle Small Cap Class I	16,975	387,023
Virtus KAR Small-Cap Growth Class I	11,000	368,500
Aegis Value Class I	12,025	320,707
DFA US Small Cap Value Class I	8,610	315,479
Bridgeway Small-Cap Value	9,924	314,988
Needham Small Growth Class I	18,654	289,692
Kinetics Small Cap Opportunities No Load	856	92,676

Total Mutual Funds (Cost $ 6,911,431)		6,973,862

Short-Term Securities (2.6%)

Fidelity Institutional Money Market Class I (Cost $ 185,961)		185,961

Total Short-Term Securities		185,961

Total Investments in Securities (Cost $ 7,097,392) (99.2%)		7,159,823

Net Other Assets and Liabilities (0.8%)		59,471

Net Assets (100%)		$ 7,219,294

As of September 30, 2022, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$6,911,431
Unrealized appreciation	544,545
Unrealized depreciation	482,114
Net unrealized appreciation (depreciation)	62,431

MH Elite Portfolio of Funds Trust

September 30, 2022 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2022:

MH Elite Small Cap Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 6,973,862	-	-	$ 6,973,862
Short Term Investments	185,961	-	-	185,961
Total Investments in Securities	$ 7,159,823	-	-	$ 7,159,823

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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